Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage Expenses and Commissions
Brokers' commissions on revenues	$ 3,441	$ 3,393	$ 4,258
Bunkers' consumption and other voyage expenses	3,422	7,050	3,050
Total	$ 6,863	$ 10,443	$ 7,308